Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
August 31, 2022
GCF-K6-NPRT3-1022
1.9893921.103
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd. (a)	59,569	386,007
Starry Group Holdings, Inc. Class A (b)	529,602	1,191,605
Starry, Inc.	793,836	1,696,824
Verizon Communications, Inc.	8,973	375,161
		3,649,597
Entertainment - 0.8%
Netflix, Inc. (b)	206,426	46,148,597
Roblox Corp. (b)	160,931	6,294,011
Roku, Inc. Class A (a)(b)	363,367	24,708,956
The Walt Disney Co. (b)	48,802	5,469,728
		82,621,292
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (b)	3,646,400	394,613,408
Class C (b)	1,587,060	173,227,599
IAC (b)	13,408	861,732
Meta Platforms, Inc. Class A (b)	360,496	58,735,613
Snap, Inc. Class A (b)	408,108	4,440,215
Taboola.com Ltd. (b)	620	1,556
Twitter, Inc. (b)	54,933	2,128,654
Vimeo, Inc. (b)	1,332,338	7,887,441
Zoominfo Technologies, Inc. (b)	50,152	2,277,904
		644,174,122
Media - 0.0%
Comcast Corp. Class A	28,890	1,045,529
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (b)	492,369	70,881,441
TOTAL COMMUNICATION SERVICES		802,371,981
CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.1%
Rad Power Bikes, Inc. (b)(c)(d)	171,416	1,061,065
Rivian Automotive, Inc. (a)	1,725,294	56,434,367
Tesla, Inc. (b)	982,863	270,886,871
XPeng, Inc. ADR (b)	276,908	5,128,336
		333,510,639
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (b)	153,671	17,383,264
Booking Holdings, Inc. (b)	28,502	53,464,337
Chipotle Mexican Grill, Inc. (b)	11,552	18,446,234
Dutch Bros, Inc. (a)	50,709	1,850,879
Expedia, Inc. (b)	96,198	9,874,725
Marriott International, Inc. Class A	354,951	54,570,167
McDonald's Corp.	818	206,365
Penn Entertainment, Inc. (b)	705,677	22,038,293
Shake Shack, Inc. Class A (b)	17,505	834,288
Sonder Holdings, Inc. (a)(b)	797,933	1,484,155
Sonder Holdings, Inc.:
rights (b)(d)	5,104	5,104
rights (b)(d)	5,104	4,543
rights (b)(d)	5,104	4,083
rights (b)(d)	5,104	3,726
rights (b)(d)	5,103	3,368
rights (b)(d)	5,102	3,112
Starbucks Corp.	155,779	13,096,341
Sweetgreen, Inc. Class A	314,538	5,318,838
Yum China Holdings, Inc. (a)	167,574	8,397,133
		206,988,955
Household Durables - 0.3%
Lennar Corp. Class A (a)	429,927	33,297,846
PulteGroup, Inc.	54,625	2,221,053
Purple Innovation, Inc. (a)(b)	953,438	2,726,833
Vizio Holding Corp. (a)(b)	69,284	742,724
		38,988,456
Internet & Direct Marketing Retail - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	52,035	4,964,659
Amazon.com, Inc. (b)	4,706,540	596,648,076
Etsy, Inc. (b)	29,882	3,155,838
JD.com, Inc. sponsored ADR	48,395	3,072,599
Lyft, Inc. (b)	557,745	8,215,584
Ozon Holdings PLC ADR (a)(b)(d)	6,633	13,934
Pinduoduo, Inc. ADR (b)	41,940	2,990,322
Revolve Group, Inc. (a)(b)	526,526	12,368,096
RumbleON, Inc. Class B (b)	122,951	2,686,479
Uber Technologies, Inc. (b)	1,388,022	39,919,513
Wayfair LLC Class A (a)(b)	908,964	47,911,492
Zomato Ltd. (b)	4,462,200	3,188,156
		725,134,748
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	72,754	741,363
Multiline Retail - 0.7%
Dollar General Corp.	105,679	25,090,308
Dollar Tree, Inc. (b)	71,092	9,645,763
Ollie's Bargain Outlet Holdings, Inc. (b)	500,168	27,664,292
Target Corp.	61,809	9,910,455
		72,310,818
Specialty Retail - 2.6%
Carvana Co. Class A (b)	44,209	1,458,455
Fanatics, Inc. Class A (c)(d)	192,713	14,085,393
Five Below, Inc. (b)	70,859	9,061,449
Floor & Decor Holdings, Inc. Class A (b)	89,395	7,273,177
Lowe's Companies, Inc.	385,503	74,841,552
RH (b)	29,589	7,572,121
Ross Stores, Inc.	110,001	9,489,786
The Home Depot, Inc.	282,006	81,336,171
TJX Companies, Inc.	1,177,839	73,438,262
		278,556,366
Textiles, Apparel & Luxury Goods - 5.5%
Canada Goose Holdings, Inc. (b)	248,406	4,475,034
Crocs, Inc. (b)	123,693	9,116,174
Deckers Outdoor Corp. (b)	175,795	56,530,398
lululemon athletica, Inc. (b)	1,310,275	393,030,089
NIKE, Inc. Class B	330,650	35,197,693
On Holding AG (a)	1,283,619	25,659,544
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	1,854,798	70,111,364
		594,120,296
TOTAL CONSUMER DISCRETIONARY		2,250,351,641
CONSUMER STAPLES - 4.9%
Beverages - 2.0%
Celsius Holdings, Inc. (b)	34,344	3,554,261
Constellation Brands, Inc. Class A (sub. vtg.)	56,151	13,815,954
Keurig Dr. Pepper, Inc.	717,986	27,369,626
Monster Beverage Corp. (b)	589,082	52,328,154
PepsiCo, Inc.	206,931	35,648,003
The Coca-Cola Co.	1,288,922	79,539,377
		212,255,375
Food & Staples Retailing - 1.0%
Blink Health LLC Series A1 (b)(c)(d)	65,933	2,501,498
Costco Wholesale Corp.	126,124	65,849,340
Kroger Co.	167,987	8,053,297
Performance Food Group Co. (b)	381,596	19,072,168
Sysco Corp.	148,466	12,206,875
		107,683,178
Food Products - 0.6%
Archer Daniels Midland Co.	118,164	10,385,434
Bunge Ltd.	239,537	23,754,884
Darling Ingredients, Inc. (b)	185,247	14,089,887
Kellogg Co. (a)	82,487	6,000,104
Mondelez International, Inc.	84,960	5,255,626
Oatly Group AB ADR (a)(b)	119,517	386,040
The Hershey Co.	45,702	10,267,868
The Real Good Food Co. LLC:
Class B (d)	149,688	2
Class B unit (e)	149,688	1,067,275
The Real Good Food Co., Inc.	13,603	96,989
		71,304,109
Household Products - 0.5%
Church & Dwight Co., Inc.	70,880	5,933,365
Colgate-Palmolive Co.	129,349	10,116,385
Procter & Gamble Co.	258,307	35,630,868
		51,680,618
Personal Products - 0.3%
Olaplex Holdings, Inc. (a)	1,789,376	23,834,488
The Beauty Health Co. (a)(b)	486,867	5,647,657
The Beauty Health Co. (b)(c)	428,643	4,972,259
		34,454,404
Tobacco - 0.5%
Philip Morris International, Inc.	576,776	55,076,340
TOTAL CONSUMER STAPLES		532,454,024
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	423,873	10,707,032
Halliburton Co.	913,230	27,515,620
Schlumberger Ltd.	562,673	21,465,975
		59,688,627
Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp.	530,244	15,456,613
ConocoPhillips Co.	56,171	6,147,916
Devon Energy Corp.	270,237	19,084,137
EOG Resources, Inc.	345,044	41,853,837
EQT Corp.	85,435	4,083,793
Exxon Mobil Corp.	41,547	3,971,478
Hess Corp.	986,257	119,120,120
Occidental Petroleum Corp.	381,622	27,095,162
Phillips 66 Co.	87,747	7,849,847
Pioneer Natural Resources Co.	133,943	33,917,046
Range Resources Corp.	1,025,691	33,704,206
Reliance Industries Ltd.	1,117,446	36,589,947
Valero Energy Corp.	174,237	20,406,637
		369,280,739
TOTAL ENERGY		428,969,366
FINANCIALS - 1.6%
Banks - 0.8%
Bank of America Corp.	781,769	26,275,256
First Republic Bank	97,227	14,761,975
HDFC Bank Ltd. sponsored ADR	388,393	23,711,393
JPMorgan Chase & Co.	114,066	12,972,726
Wells Fargo & Co.	116,055	5,072,764
		82,794,114
Capital Markets - 0.8%
BlackRock, Inc. Class A	44,076	29,371,806
Charles Schwab Corp.	760,634	53,966,982
		83,338,788
Consumer Finance - 0.0%
Discover Financial Services	29,345	2,948,879
TOTAL FINANCIALS		169,081,781
HEALTH CARE - 15.4%
Biotechnology - 8.2%
4D Molecular Therapeutics, Inc. (b)	8,519	66,959
4D Pharma PLC (a)(b)(d)	957,442	185,303
AbbVie, Inc.	127,162	17,098,203
ACADIA Pharmaceuticals, Inc. (b)	1,122,341	18,440,063
Adagio Therapeutics, Inc. (a)	1,385,364	6,317,260
ADC Therapeutics SA (b)	208,490	1,421,902
Akouos, Inc. (b)	281,949	944,529
Akouos, Inc. (b)(e)	54,474	182,488
Alector, Inc. (b)	490,243	5,074,015
Allovir, Inc. (a)(b)	661,605	4,968,654
Alnylam Pharmaceuticals, Inc. (b)	603,177	124,658,591
Ambrx Biopharma, Inc. ADR (b)	75,850	125,153
Amgen, Inc.	113,434	27,258,190
Arcutis Biotherapeutics, Inc. (b)	137,199	3,697,513
Argenx SE ADR (b)	191,604	72,401,403
Arrowhead Pharmaceuticals, Inc. (b)	46,585	1,849,890
Ascendis Pharma A/S sponsored ADR (b)	13,728	1,229,617
aTyr Pharma, Inc. (b)	377,986	1,292,712
Avidity Biosciences, Inc. (a)(b)	361,795	7,098,418
Axcella Health, Inc. (b)	708,563	1,743,065
Beam Therapeutics, Inc. (a)(b)	124,822	6,815,281
BeiGene Ltd. ADR (a)(b)	252,656	43,370,929
BioNTech SE ADR	49	7,087
BioXcel Therapeutics, Inc. (a)(b)	413,541	5,657,241
Century Therapeutics, Inc. (b)	654,923	6,889,790
Cerevel Therapeutics Holdings (b)	1,597,001	46,472,729
Cibus Corp. Series E (b)(c)(d)(f)	2,065,675	5,102,217
Codiak Biosciences, Inc. (b)	249,193	535,765
CRISPR Therapeutics AG (a)(b)	182,924	11,906,523
Cyclerion Therapeutics, Inc. (b)	175,192	147,161
Day One Biopharmaceuticals, Inc. (b)	302,367	7,102,601
Denali Therapeutics, Inc. (b)	94,305	2,609,419
EQRx, Inc. (b)	1,753,938	8,576,757
EQRx, Inc.:
rights (b)(d)	65,872	220,671
rights (b)(d)	28,231	75,094
Erasca, Inc. (b)	100,476	906,294
Evelo Biosciences, Inc. (a)(b)	1,323,316	2,898,062
Exelixis, Inc. (b)	27,949	495,815
Foghorn Therapeutics, Inc. (b)	254,672	2,531,440
Gemini Therapeutics, Inc. (a)(b)	49,422	76,604
Generation Bio Co. (b)	516,421	2,644,076
Icosavax, Inc. (b)	80,931	381,994
Imago BioSciences, Inc. (b)	21,609	313,979
Immunocore Holdings PLC ADR (b)	27,100	1,431,151
Inhibrx, Inc. (a)(b)	134,289	2,382,287
Instil Bio, Inc. (b)	105,256	547,331
Intellia Therapeutics, Inc. (b)	73,312	4,403,119
Ionis Pharmaceuticals, Inc. (b)	1,902,344	80,887,667
Janux Therapeutics, Inc. (b)	133,025	1,439,331
Karuna Therapeutics, Inc. (b)	338,806	86,415,858
Kinnate Biopharma, Inc. (b)	64,911	939,911
Legend Biotech Corp. ADR (b)	279,590	12,998,139
Lexicon Pharmaceuticals, Inc. (b)	407,046	1,119,377
Lyell Immunopharma, Inc. (a)(b)	286,362	1,918,625
Moderna, Inc. (b)	147,622	19,525,962
Monte Rosa Therapeutics, Inc. (b)	284,540	2,253,557
Morphic Holding, Inc. (b)	258,828	7,122,947
Nuvalent, Inc. Class A (b)	352,644	5,952,631
Omega Therapeutics, Inc. (b)	441,003	1,971,283
ORIC Pharmaceuticals, Inc. (b)	236,044	816,712
Poseida Therapeutics, Inc. (b)	591,244	1,957,018
Praxis Precision Medicines, Inc. (b)	8,228	25,671
Protagonist Therapeutics, Inc. (b)	175,677	1,531,903
Prothena Corp. PLC (b)	187,563	5,171,112
PTC Therapeutics, Inc. (b)	308,993	15,431,110
Recursion Pharmaceuticals, Inc. (a)(b)	511,569	5,376,590
Regeneron Pharmaceuticals, Inc. (b)	80,060	46,519,664
Relay Therapeutics, Inc. (b)	181,499	4,169,032
Rigel Pharmaceuticals, Inc. (b)	1,636,375	2,323,653
Rubius Therapeutics, Inc. (a)(b)	1,252,061	876,443
Sage Therapeutics, Inc. (a)(b)	557,820	21,007,501
Saluda Medical Pty Ltd. warrants (b)(c)(d)	46,461	133,343
Sana Biotechnology, Inc. (a)(b)	167,976	1,143,917
Scholar Rock Holding Corp. (b)	390,413	3,256,044
Scholar Rock Holding Corp. warrants 12/31/25 (b)(c)	39,325	140,996
Seagen, Inc. (b)	17,434	2,689,892
Seres Therapeutics, Inc. (b)	1,653,451	8,498,738
Shattuck Labs, Inc. (b)	274,770	893,003
Sigilon Therapeutics, Inc. (b)	101,989	63,396
Silverback Therapeutics, Inc. (a)(b)	356,242	1,937,956
Springworks Therapeutics, Inc. (a)(b)	653,335	18,143,113
Synlogic, Inc. (b)	582,098	582,098
Syros Pharmaceuticals, Inc. warrants 10/10/22 (b)	12,550	0
Tango Therapeutics, Inc. (b)	229,231	939,847
Taysha Gene Therapies, Inc. (b)	196,650	621,414
Tenaya Therapeutics, Inc. (b)	23,809	104,522
TG Therapeutics, Inc. (b)	437,208	3,117,293
Twist Bioscience Corp. (a)(b)	270,204	10,840,584
Tyra Biosciences, Inc.	41,352	273,337
uniQure B.V. (b)	102,753	2,007,794
UNITY Biotechnology, Inc. (b)	760,232	353,356
UNITY Biotechnology, Inc. warrants 8/22/27 (b)	600,000	82,885
Vaxcyte, Inc. (b)	256,274	6,704,128
Vera Therapeutics, Inc. (b)	131,055	2,847,825
Vertex Pharmaceuticals, Inc. (b)	51,890	14,620,526
Verve Therapeutics, Inc. (b)	114,833	4,404,994
Vor Biopharma, Inc. (b)	104,394	535,541
Yumanity Therapeutics, Inc. (b)	132,130	225,942
Zai Lab Ltd. ADR (b)	137,905	6,372,590
Zentalis Pharmaceuticals, Inc. (b)	175,925	4,716,549
		884,558,665
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	9,763	1,002,172
DexCom, Inc. (b)	356,208	29,283,860
Figs, Inc. Class A (b)	79,139	914,847
Insulet Corp. (b)	442,324	113,000,512
Intuitive Surgical, Inc. (b)	190,232	39,138,332
Novocure Ltd. (a)(b)	1,241,897	101,997,001
Oddity Tech Ltd. (c)(d)	3,704	1,292,807
Outset Medical, Inc. (b)	368,747	6,744,383
Penumbra, Inc. (b)	6,423	1,054,464
Presbia PLC (b)(d)	96,997	1,455
PROCEPT BioRobotics Corp.	317,931	12,869,847
Shockwave Medical, Inc. (b)	157,543	46,768,215
		354,067,895
Health Care Providers & Services - 1.5%
Alignment Healthcare, Inc. (b)	329,875	5,017,399
AmerisourceBergen Corp.	33,334	4,885,431
Centene Corp. (b)	231,739	20,796,258
Guardant Health, Inc. (b)	96,036	4,807,562
Humana, Inc.	53,941	25,987,695
McKesson Corp.	30,809	11,306,903
Progyny, Inc. (b)	76,089	3,059,539
The Oncology Institute, Inc. (b)(c)	446,788	2,837,104
UnitedHealth Group, Inc.	166,647	86,544,787
		165,242,678
Health Care Technology - 0.0%
DNA Script (c)(d)	115	84,258
DNA Script (c)(d)	439	321,646
		405,904
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	588,708	19,421,477
Absci Corp. (a)(b)	1,257,117	4,236,484
Akoya Biosciences, Inc. (b)	15,565	177,441
Danaher Corp.	13,304	3,590,883
ICON PLC (b)	8,511	1,785,863
Nanostring Technologies, Inc. (b)	205	2,780
Olink Holding AB ADR (b)	381,817	5,780,709
Seer, Inc. (b)	202,645	2,046,715
Thermo Fisher Scientific, Inc.	43,299	23,611,811
WuXi AppTec Co. Ltd. (H Shares) (e)	301,554	3,404,245
Wuxi Biologics (Cayman), Inc. (b)(e)	2,278,523	20,101,364
		84,159,772
Pharmaceuticals - 1.6%
Adimab LLC (b)(c)(d)(f)	196,899	8,538,939
Arvinas Holding Co. LLC (b)	52,992	2,243,681
Atea Pharmaceuticals, Inc. (b)	1,189,691	8,922,683
Bristol-Myers Squibb Co.	120,013	8,090,076
Dragonfly Therapeutics, Inc. (b)(c)(d)	31,376	447,736
Eli Lilly & Co.	137,156	41,315,502
Fulcrum Therapeutics, Inc. (b)	396,613	2,934,936
GH Research PLC (b)	328,303	5,105,112
Hansoh Pharmaceutical Group Co. Ltd. (e)	464,372	926,486
Harmony Biosciences Holdings, Inc. (b)	523,615	22,991,935
Intra-Cellular Therapies, Inc. (b)	875,956	44,025,549
Nuvation Bio, Inc. (b)	1,034,982	2,897,950
OptiNose, Inc. (b)	1,310,826	4,784,515
Pfizer, Inc.	164,185	7,426,088
Pharvaris BV (b)	36,648	333,130
Pliant Therapeutics, Inc. (b)	400,992	7,731,126
Sienna Biopharmaceuticals, Inc. (b)(d)	311,037	3
Skyhawk Therapeutics, Inc. (b)(c)(d)	127,580	1,488,859
Theravance Biopharma, Inc. (b)	210,077	1,892,794
Theseus Pharmaceuticals, Inc. (a)	22,174	151,227
UCB SA	35,813	2,522,918
		174,771,245
TOTAL HEALTH CARE		1,663,206,159
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (b)	30,402	2,695,137
Lockheed Martin Corp.	58,039	24,382,764
Raytheon Technologies Corp.	139,457	12,516,266
Space Exploration Technologies Corp. Class A (b)(c)(d)	324,714	22,729,980
The Boeing Co. (b)	71,538	11,463,965
		73,788,112
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (c)	486,000	3,304,059
United Parcel Service, Inc. Class B	81,987	15,947,291
		19,251,350
Airlines - 1.2%
Delta Air Lines, Inc. (b)	1,011,972	31,441,970
Ryanair Holdings PLC sponsored ADR (b)	7,675	558,049
Southwest Airlines Co. (b)	1,260,491	46,260,020
Spirit Airlines, Inc. (b)	534,790	12,129,037
United Airlines Holdings, Inc. (b)	532,239	18,633,687
Wheels Up Experience, Inc. (b)(c)	961,536	1,798,072
Wheels Up Experience, Inc. Class A (b)	645,600	1,207,272
Wizz Air Holdings PLC (b)(e)	649,946	16,142,804
		128,170,911
Construction & Engineering - 0.2%
Fluor Corp. (b)	320,986	8,486,870
MasTec, Inc. (b)	29,483	2,373,382
Quanta Services, Inc.	42,971	6,071,802
		16,932,054
Electrical Equipment - 0.4%
Eaton Corp. PLC	52,336	7,151,191
Emerson Electric Co.	195,073	15,945,267
Generac Holdings, Inc. (b)	73,550	16,211,156
NuScale Power Corp. (a)(b)	48,450	664,734
Rockwell Automation, Inc.	33,166	7,858,352
		47,830,700
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	42,454	8,038,665
Machinery - 0.8%
Caterpillar, Inc.	91,796	16,955,639
Deere & Co.	96,034	35,076,419
Fortive Corp.	14,290	904,986
Illinois Tool Works, Inc.	53,720	10,466,268
Ingersoll Rand, Inc.	74,585	3,533,091
Xylem, Inc. (a)	215,711	19,651,272
		86,587,675
Professional Services - 0.0%
LegalZoom.com, Inc. (a)(b)	131,087	1,350,196
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)(b)	579,018	96,916,033
Bird Global, Inc. (b)(c)	156,425	66,465
Bird Global, Inc.:
Class A (b)	581,919	247,257
rights (b)(d)	27,377	1,369
rights (b)(d)	27,377	821
rights (b)(d)	27,377	274
Canadian Pacific Railway Ltd. (a)	114,609	8,579,630
CSX Corp.	498,649	15,782,241
Hertz Global Holdings, Inc.	910,563	16,808,993
Union Pacific Corp.	266,091	59,740,090
		198,143,173
TOTAL INDUSTRIALS		580,092,836
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 0.7%
Arista Networks, Inc. (b)	98,478	11,805,543
Ciena Corp. (b)	829,671	42,097,507
Infinera Corp. (a)(b)	3,493,407	19,143,870
		73,046,920
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (b)	146,505	892,215
II-VI, Inc. (b)	104,607	4,940,589
TE Connectivity Ltd.	3,107	392,134
Trimble, Inc. (b)	145,646	9,212,110
		15,437,048
IT Services - 4.0%
Accenture PLC Class A	108,638	31,337,717
Actua Corp. (b)(d)	249,002	2,490
Block, Inc. Class A (b)	60,647	4,179,185
CI&T, Inc. Class A (a)	13,939	127,542
Cloudflare, Inc. (b)	1,159,176	72,529,642
IBM Corp.	122,594	15,747,199
MasterCard, Inc. Class A	360,615	116,972,688
MongoDB, Inc. Class A (b)	8,101	2,615,489
Okta, Inc. (b)	106,585	9,741,869
PayPal Holdings, Inc. (b)	150,001	14,016,093
Shopify, Inc. Class A (b)	420,851	13,323,931
Snowflake, Inc. (b)	91,697	16,592,572
Toast, Inc.	358,481	6,786,045
Twilio, Inc. Class A (b)	17,626	1,226,417
Visa, Inc. Class A	647,275	128,620,015
		433,818,894
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (b)	682,755	57,945,417
Applied Materials, Inc.	417,826	39,304,892
ASML Holding NV	18,858	9,239,289
Broadcom, Inc.	40,804	20,365,684
Cirrus Logic, Inc. (b)	382,251	29,314,829
Enphase Energy, Inc. (b)	65,157	18,663,571
First Solar, Inc. (b)	232,109	29,605,503
GlobalFoundries, Inc.	118,877	7,111,222
KLA Corp.	59,336	20,419,298
Lam Research Corp.	16,779	7,347,692
Marvell Technology, Inc.	679,248	31,802,391
Micron Technology, Inc.	49,975	2,825,087
Monolithic Power Systems, Inc.	19,914	9,024,627
NVIDIA Corp.	4,419,764	667,119,178
onsemi (b)	117,831	8,103,238
Qualcomm, Inc.	154,171	20,392,198
Silicon Laboratories, Inc. (b)	505,761	63,387,026
SiTime Corp. (b)	131,191	13,960,034
SolarEdge Technologies, Inc. (b)	7,281	2,009,338
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	76,290	6,358,772
Teradyne, Inc.	78,432	6,638,484
Texas Instruments, Inc.	142,604	23,559,607
Wolfspeed, Inc. (a)(b)	97,303	11,040,971
		1,105,538,348
Software - 11.1%
Adobe, Inc. (b)	171,417	64,013,964
Atlassian Corp. PLC (b)	10,868	2,691,569
Autodesk, Inc. (b)	117,141	23,632,025
Avalara, Inc. (b)	34,015	3,115,434
Bill.Com Holdings, Inc. (b)	1,818	294,298
Black Knight, Inc. (b)	77,824	5,148,836
C3.Ai, Inc. (a)(b)	162,332	2,921,976
Clear Secure, Inc. (b)	560	12,846
Coupa Software, Inc. (b)	18,984	1,108,666
Crowdstrike Holdings, Inc. (b)	95,453	17,430,672
Datadog, Inc. Class A (b)	48,939	5,136,148
Elastic NV (b)	42,214	3,542,177
Epic Games, Inc. (b)(c)(d)	5,000	4,650,000
ForgeRock, Inc. (a)	43,903	748,985
HubSpot, Inc. (b)	28,205	9,506,213
Informatica, Inc. (a)	73,287	1,617,444
Intuit, Inc.	61,242	26,443,071
Microsoft Corp.	2,311,171	604,301,881
Nutanix, Inc. Class A (b)	3,204,735	55,441,916
Oracle Corp.	897,319	66,536,204
Paycom Software, Inc. (b)	14,711	5,166,503
Paylocity Holding Corp. (b)	21,890	5,275,490
RingCentral, Inc. (b)	40,111	1,726,377
Riskified Ltd. Class B (b)	69,050	349,393
Salesforce.com, Inc. (b)	1,318,504	205,844,844
Samsara, Inc. (a)	65,218	969,792
SentinelOne, Inc. (a)(b)	72,407	1,977,435
ServiceNow, Inc. (b)	56,715	24,649,473
Stripe, Inc. Class B (b)(c)(d)	38,500	1,088,010
The Trade Desk, Inc. (b)	24,264	1,521,353
UiPath, Inc. Class A (a)(b)	1,116,103	18,359,894
Workday, Inc. Class A (b)	33,033	5,435,910
Zoom Video Communications, Inc. Class A (b)	152,420	12,254,568
Zscaler, Inc. (b)	76,343	12,156,859
		1,195,070,226
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	6,359,996	999,918,563
Pure Storage, Inc. Class A (b)	3,160,243	91,552,240
Samsung Electronics Co. Ltd.	102,855	4,538,555
		1,096,009,358
TOTAL INFORMATION TECHNOLOGY		3,918,920,794
MATERIALS - 1.7%
Chemicals - 1.1%
Albemarle Corp.	41,684	11,169,645
CF Industries Holdings, Inc.	362,443	37,498,353
Corteva, Inc.	634,865	38,999,757
DuPont de Nemours, Inc.	213,317	11,868,958
The Mosaic Co.	278,681	15,012,545
		114,549,258
Containers & Packaging - 0.0%
Sealed Air Corp.	72,599	3,906,552
Metals & Mining - 0.6%
Barrick Gold Corp. (Canada)	272,187	4,041,304
Freeport-McMoRan, Inc.	1,773,010	52,481,096
Rio Tinto PLC sponsored ADR (a)	201,655	11,351,160
		67,873,560
TOTAL MATERIALS		186,329,370
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	84,530	21,474,847
Equinix, Inc.	7,069	4,646,949
Simon Property Group, Inc.	97,198	9,912,252
		36,034,048
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	128,471	10,144,070
WeWork, Inc. (b)	1,728,675	7,087,568
		17,231,638
TOTAL REAL ESTATE		53,265,686
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (e)	113,495	11,077,398
TOTAL COMMON STOCKS (Cost $9,627,874,184)		10,596,121,036

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(b)(c)(d)	4,501	177,069
Series F(c)(d)	88,486	3,481,039
		3,658,108
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(b)(c)(d)	22,348	138,334
Series C(b)(c)(d)	87,936	544,324
Series D(c)(d)	219,600	1,359,324
		2,041,982
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	1,400	562,352

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(b)(c)(d)	19,907	4,805,948
Series H(b)(c)(d)	20,720	5,002,222
Instacart, Inc.:
Series H(b)(c)(d)	12,458	599,354
Series I(b)(c)(d)	6,009	289,093
		10,696,617
Textiles, Apparel & Luxury Goods - 0.1%
Freenome, Inc.:
Series C(b)(c)(d)	141,369	1,294,940
Series D(c)(d)	125,665	1,151,091
Laronde, Inc. Series B (c)(d)	81,282	1,645,148
		4,091,179
TOTAL CONSUMER DISCRETIONARY		17,392,130

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	5,501,566

Food Products - 0.0%
AgBiome LLC Series D (c)(d)	511,821	3,316,600
Bowery Farming, Inc. Series C1 (b)(c)(d)	27,155	830,671
		4,147,271
TOTAL CONSUMER STAPLES		9,648,837

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (b)(c)(d)	109,967	616,915

HEALTH CARE - 0.6%
Biotechnology - 0.5%
Altos Labs, Inc. Series B (c)(d)	124,464	2,383,286
Ankyra Therapeutics Series B (c)(d)	329,325	1,300,834
Asimov, Inc. Series B (c)(d)	19,920	1,370,297
Bright Peak Therapeutics AG Series B (b)(c)(d)	282,257	781,852
Caris Life Sciences, Inc. Series D (b)(c)(d)	258,638	1,432,855
Castle Creek Biosciences, Inc.:
Series D1(c)(d)	4,476	911,940
Series D2(c)(d)	1,254	255,490
Cleerly, Inc. Series C (c)(d)	294,888	3,473,958
Deep Genomics, Inc. Series C (b)(c)(d)	155,443	1,559,093
Dianthus Therapeutics, Inc. Series A (c)(d)	333,765	1,245,911
Element Biosciences, Inc.:
Series B(b)(c)(d)	125,057	1,708,279
Series C(b)(c)(d)	114,255	1,560,723
ElevateBio LLC Series C (b)(c)(d)	247,600	1,132,275
Generate Biomedicines Series B (c)(d)	191,856	1,559,789
Inscripta, Inc.:
Series D(b)(c)(d)	277,957	1,689,979
Series E(b)(c)(d)	215,182	1,308,307
Korro Bio, Inc.:
Series B1(c)(d)	379,289	724,442
Series B2(c)(d)	356,095	680,141
LifeMine Therapeutics, Inc. Series C (c)(d)	1,759,782	3,009,227
National Resilience, Inc.:
Series B(b)(c)(d)	182,315	11,071,990
Series C(b)(c)(d)	74,748	4,539,446
Quell Therapeutics Ltd. Series B (c)(d)	822,639	1,003,620
SalioGen Therapeutics, Inc. Series B (c)(d)	14,028	1,046,068
Saluda Medical Pty Ltd. Series D (c)(d)	154,870	1,556,186
Sonoma Biotherapeutics, Inc.:
Series B(b)(c)(d)	587,934	987,729
Series B1(b)(c)(d)	313,559	526,779
T-Knife Therapeutics, Inc. Series B (b)(c)(d)	241,456	924,776
Treeline Biosciences Series A (b)(c)(d)	242,200	1,382,962
		51,128,234
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (b)(c)(d)	1,087,032	809,056

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (b)(c)(d)	756,226	688,166
Conformal Medical, Inc. Series C (b)(c)(d)	140,186	461,212
Scorpion Therapeutics, Inc. Series B (b)(c)(d)	260,848	326,060
		1,475,438
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(b)(c)(d)	26,096	1,299,842
Series E1(c)(d)	21,357	1,063,792
DNA Script:
Series B(c)(d)	6	4,396
Series C(c)(d)	2,549	1,867,599
Omada Health, Inc. Series E (c)(d)	636,551	1,756,881
PrognomIQ, Inc.:
Series A5(b)(c)(d)	37,950	98,670
Series B(b)(c)(d)	196,968	512,117
Series C(c)(d)	65,704	170,830
Wugen, Inc. Series B (b)(c)(d)	121,894	636,287
		7,410,414
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (b)(c)(d)	582	128,925
Galvanize Therapeutics Series B (c)(d)	1,125,997	1,925,455
		2,054,380
TOTAL HEALTH CARE		62,877,522

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (b)(c)(d)	19,900	13,930,000

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(b)(c)(d)	10,545	1,087,928
Series B, 6.00%(c)(d)	20,919	2,158,213
		3,246,141
TOTAL INDUSTRIALS		17,176,141

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	66,982	4,570,852
Xsight Labs Ltd. Series D (b)(c)(d)	122,201	914,063
		5,484,915
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(c)(d)	754,820	836,857
Menlo Micro, Inc. Series C (c)(d)	993,699	1,045,868
		1,882,725
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	49,039	7,214,618

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(d)	43,034	873,527
Astera Labs, Inc.:
Series A(c)(d)	80,597	819,631
Series B(c)(d)	13,723	139,556
Series C(c)(d)	372,400	3,787,122
Series D(c)(d)	273,573	2,782,101
GaN Systems, Inc.:
Series F1(c)(d)	63,044	423,025
Series F2(c)(d)	33,289	223,369
SiMa.ai:
Series B(b)(c)(d)	299,482	2,123,597
Series B1(c)(d)	20,061	142,251
		11,314,179
Software - 0.1%
Bolt Technology OU Series E (c)(d)	17,815	2,766,579
Databricks, Inc.:
Series G(b)(c)(d)	37,815	2,071,128
Series H(c)(d)	56,085	3,071,775
Evozyne LLC Series A (b)(c)(d)	78,000	1,216,020
Nuvia, Inc. Series B (b)(c)	212,200	173,414
Skyryse, Inc. Series B (c)(d)	117,653	2,843,673
Stripe, Inc. Series H (b)(c)(d)	14,400	406,944
Tenstorrent, Inc. Series C1 (b)(c)(d)	16,900	951,132
		13,500,665
TOTAL INFORMATION TECHNOLOGY		39,397,102

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (c)(d)	42,859	2,380,817

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (b)(c)(d)	301,038	9,551,936

TOTAL MATERIALS		11,932,753

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	672,407

TOTAL CONVERTIBLE PREFERRED STOCKS		163,371,915
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Waymo LLC Series A2 (b)(c)(d)	6,592	396,443

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	127,757	6,226,966

TOTAL CONSUMER DISCRETIONARY		6,623,409

TOTAL PREFERRED STOCKS (Cost $164,403,060)		169,995,324

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(h)	1,957,700	1,737,067
4% 5/22/27 (c)(d)	310,600	343,182
4% 6/12/27 (c)(d)	82,200	90,823
		2,171,072
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health LLC 5% 1/15/24 (c)(d)	2,000,000	2,032,400
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 1.26% (c)(d)(i)	134,101	134,101
TOTAL CONVERTIBLE BONDS (Cost $4,484,601)		4,337,573

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (c)(d)(i)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	321,369	321,369
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(i)	1,477,665	1,477,665
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	940,000	940,000
TOTAL INFORMATION TECHNOLOGY		2,739,034
TOTAL PREFERRED SECURITIES (Cost $4,281,021)		4,281,021

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (j)	31,025,091	31,031,296
Fidelity Securities Lending Cash Central Fund 2.34% (j)(k)	382,440,453	382,478,697
TOTAL MONEY MARKET FUNDS (Cost $413,509,993)		413,509,993

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $10,214,552,859)	11,188,244,947
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(375,081,132)
NET ASSETS - 100.0%	10,813,163,815

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,258,624 or 2.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,902,060 or 0.5% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,000,008
AgBiome LLC Series D	9/03/21	3,033,967
Aledade, Inc. Series B1	5/07/21	999,234
Aledade, Inc. Series E1	5/20/22	1,063,886
Alif Semiconductor Series C	3/08/22	873,527
Altos Labs, Inc. Series B	7/22/22	2,383,286
Ankyra Therapeutics Series B	8/26/21	1,854,693
Asimov, Inc. Series B	10/29/21	1,846,200
Astera Labs, Inc. Series A	5/17/22	819,631
Astera Labs, Inc. Series B	5/17/22	139,556
Astera Labs, Inc. Series C	8/24/21	1,251,934
Astera Labs, Inc. Series D	5/17/22	2,782,101
Beta Technologies, Inc. Series A	4/09/21	772,632
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213
Bird Global, Inc.	5/11/21	1,564,250
Blink Health LLC Series A1	12/30/20	1,786,125
Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788
Blink Health LLC 5% 1/15/24	7/15/22	2,000,000
Bolt Technology OU Series E	1/03/22	4,628,275
Boundless Bio, Inc. Series B	4/23/21	1,020,905
Bowery Farming, Inc. Series C1	5/18/21	1,636,070
Bright Peak Therapeutics AG Series B	5/14/21	1,102,496
ByteDance Ltd. Series E1	11/18/20	5,373,408
Caris Life Sciences, Inc. Series D	5/11/21	2,094,968
Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474
Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697
Cibus Corp. Series E	6/23/21	3,635,588
Circle Internet Financial Ltd. Series E	5/11/21	2,073,500
Cleerly, Inc. Series C	7/08/22	3,473,958
Conformal Medical, Inc. Series C	7/24/20	514,071
Databricks, Inc. Series G	2/01/21	2,235,722
Databricks, Inc. Series H	8/31/21	4,121,358
Deep Genomics, Inc. Series C	7/21/21	2,254,110
Delhivery Private Ltd.	5/20/21	2,372,281
Diamond Foundry, Inc. Series C	3/15/21	7,224,912
Dianthus Therapeutics, Inc. Series A	4/06/22	1,450,710
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	443,611
DNA Script Series B	12/17/21	4,804
DNA Script Series C	10/01/21	2,217,248
Dragonfly Therapeutics, Inc.	12/19/19	830,209
Element Biosciences, Inc. Series B	12/13/19	655,374
Element Biosciences, Inc. Series C	6/21/21	2,348,706
ElevateBio LLC Series C	3/09/21	1,038,682
Enevate Corp. Series E	1/29/21	836,858
Enevate Corp. 0% 1/29/23	1/29/21	321,369
Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000
Evozyne LLC Series A	4/09/21	1,752,660
Fanatics, Inc. Class A	8/13/20 - 12/15/21	6,379,647
Farmers Business Network, Inc. Series G	9/15/21	2,664,021
Freenome, Inc. Series C	8/14/20	934,916
Freenome, Inc. Series D	11/22/21	947,803
Galvanize Therapeutics Series B	3/29/22	1,949,422
GaN Systems, Inc. Series F1	11/30/21	534,613
GaN Systems, Inc. Series F2	11/30/21	282,291
GaN Systems, Inc. 0%	11/30/21	1,477,665
Generate Biomedicines Series B	11/02/21	2,273,494
GoBrands, Inc. Series G	3/02/21	4,971,122
GoBrands, Inc. Series H	7/22/21	8,049,525
Inscripta, Inc. Series D	11/13/20	1,270,263
Inscripta, Inc. Series E	3/30/21	1,900,057
Instacart, Inc. Series H	11/13/20	747,480
Instacart, Inc. Series I	2/26/21	751,125
Kardium, Inc. Series D6	12/30/20	1,104,251
Kardium, Inc. 0%	12/30/20	1,541,987
Korro Bio, Inc. Series B1	12/17/21	989,944
Korro Bio, Inc. Series B2	12/17/21	989,944
Laronde, Inc. Series B	8/13/21	2,275,896
LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954
Meesho Series F	9/21/21	5,135,664
Menlo Micro, Inc. Series C	2/09/22	1,317,148
National Resilience, Inc. Series B	12/01/20	2,490,423
National Resilience, Inc. Series C	6/28/21	3,319,559
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,957,700
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200
Nuvia, Inc. Series B	3/16/21	173,413
Oddity Tech Ltd.	1/06/22	1,594,239
Omada Health, Inc. Series E	12/22/21	3,816,251
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647
Paragon Biosciences Emalex Capital, Inc. 1.26%	5/18/22	134,101
PrognomIQ, Inc. Series A5	8/20/20	22,922
PrognomIQ, Inc. Series B	9/11/20	450,094
PrognomIQ, Inc. Series C	2/16/22	201,054
Quell Therapeutics Ltd. Series B	11/24/21	1,554,788
Rad Power Bikes, Inc.	1/21/21	826,883
Rad Power Bikes, Inc. Series A	1/21/21	107,803
Rad Power Bikes, Inc. Series C	1/21/21	424,189
Rad Power Bikes, Inc. Series D	9/17/21	2,104,602
Reddit, Inc. Series E	5/18/21	191,176
Reddit, Inc. Series F	8/11/21	5,467,939
Redwood Materials Series C	5/28/21	970,302
SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060
Saluda Medical Pty Ltd. Series D	1/20/22	1,975,505
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	631,103
SiMa.ai Series B	5/10/21	1,535,564
SiMa.ai Series B1	4/25/22	142,251
Skyhawk Therapeutics, Inc.	5/21/21	2,094,864
Skyryse, Inc. Series B	10/21/21	2,903,673
Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941
Space Exploration Technologies Corp. Series N	8/04/20	5,373,000
Stripe, Inc. Class B	5/18/21	1,544,943
Stripe, Inc. Series H	3/15/21	577,800
T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911
Tenstorrent, Inc. Series C1	4/23/21	1,004,778
Tenstorrent, Inc. 0%	4/23/21	940,000
The Beauty Health Co.	12/08/20	4,286,430
The Oncology Institute, Inc.	6/28/21	4,467,880
Treeline Biosciences Series A	7/30/21	1,895,821
Waymo LLC Series A2	5/08/20	566,037
Wheels Up Experience, Inc.	2/01/21	9,615,360
Wugen, Inc. Series B	7/09/21	945,276
Xsight Labs Ltd. Series D	2/16/21	977,119

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	116,356,559	982,711,624	1,068,036,887	316,648	-	-	31,031,296	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	289,768,031	1,763,391,818	1,670,681,152	1,376,604	-	-	382,478,697	1.1%
Total	406,124,590	2,746,103,442	2,738,718,039	1,693,252	-	-	413,509,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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